Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

COMMON STOCKS - 96.96%	Shares	Value
Apparel Manufacturing - 0.61%
Lululemon Athletica, Inc. *	1,499	$500,306

Beverage and Tobacco Product Manufacturing - 1.27%
Constellation Brands, Inc.	4,388	1,043,247

Broadcasting (except Internet) - 2.31%
Walt Disney Co. *	13,334	1,906,362

Chemical Manufacturing - 9.46%
Abbott Laboratories	32,000	4,078,720
Bristol-Meyers Squibb Co.	20,440	1,326,352
Westlake Chemical Corp.	24,155	2,382,891
		7,787,963
Computer and Electronic Product Manufacturing - 21.35%
Apple, Inc.	8,730	1,525,829
Ciena Corp. *	41,893	2,777,925
Intel Corp.	49,100	2,397,062
Texas Instruments, Inc.	21,000	3,769,290
Thermo Fisher Scientific, Inc.	3,900	2,267,070
Xilinx, Inc.	25,000	4,838,750
		17,575,926
Credit Intermediation and Related Activities - 11.13%
Bank of New York Mellon Corp.	52,100	3,087,446
PNC Financial Services Group, Inc.	20,500	4,222,795
Synchrony Financial	43,461	1,851,004
		9,161,245
Fabricated Metal Product Manufacturing - 4.87%
Parker-Hannifin Corp.	12,950	4,014,630

Food Services and Drinking Places - 1.40%
Starbucks Corp.	11,688	1,149,164

General Merchandise Stores - 2.33%
Target Corp.	8,700	1,917,741

Insurance Carriers and Related Activities - 5.37%
Arthur J. Gallagher & Co.	28,000	4,422,320

Machinery Manufacturing - 3.32%
II-VI, Inc. *	43,150	2,735,710

Miscellaneous Manufacturing - 9.02%
Medtronic PLC #	26,900	2,783,881
Rockwell Automation, Inc.	16,050	4,641,981
		7,425,862
Paper Manufacturing - 2.88%
Kimberly-Clark Corp.	17,203	2,367,993

Publishing Industries (except Internet) - 6.42%
Microsoft Corp.	17,000	5,286,660

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.23%
BlackStone Group, Inc.	10,319	1,361,798
Charles Schwab Corp.	52,400	4,595,480
		5,957,278
Telecommunications - 2.89%
Verizon Communications, Inc.	44,800	2,384,704

Transportation Equipment Manufacturing - 5.10%
Honeywell International, Inc.	18,300	3,741,984
Raytheon Technologies Corp.	5,076	457,804
		4,199,788

TOTAL COMMON STOCKS (Cost $32,230,186)		79,836,899

REITs: 1.22%
Real Estate: 1.22%
Digital Realty Trust, Inc.	6,744	1,006,407
TOTAL REITs (Cost $882,089)		1,006,407

MONEY MARKET FUND - 1.80%
Money Market Fund - 1.80%
Invesco STIT-Government & Agency Portfolio - Institutional Class, 0.03% †	1,479,700	1,479,700
TOTAL MONEY MARKET FUND (Cost $1,479,700)		1,479,700

Total Investments (Cost $34,591,975) - 99.98%		82,323,006
Other Assets in Excess of Liabilities - 0.02%		12,669
NET ASSETS - 100.00%		$82,335,675

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield at January 31, 2022.
REIT - Real Estate Investment Trust

Fort Pitt Capital Total Return Fund
Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$1,149,164	$-	$-	$1,149,164
Finance and Insurance	19,540,843	-	-	19,540,843
Information	7,193,022	-	-	7,193,022
Manufacturing	43,909,441	-	-	43,909,441
Retail Trade	4,302,445	-	-	4,302,445
Wholesale Trade	3,741,984	-	-	3,741,984
Total Common Stocks	79,836,899	-	-	79,836,899
REITs	1,006,407	-	-	1,006,407
Money Market Fund	1,479,700	-	-	1,479,700
Total Investments	$82,323,006	$-	$-	$82,323,006

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.